Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 26,320	$ 26,678
Goodwill	115,392	115,796
Intangible assets	40,421	40,430
Investment in associates	4,533	5,874
Investment securities	164	161
Deferred tax assets	2,233	1,969
Employee benefits	5	5
Income tax receivables	740	1,137
Derivatives	133	48
Trade and other receivables	1,735	1,580
Total non-current assets	191,677	193,678
Current assets
Investment securities	334	374
Inventories	6,107	5,399
Income tax receivables	512	381
Derivatives	850	621
Trade and other receivables	5,861	5,046
Cash and cash equivalents	7,027	12,097
Assets classified as held for sale	30	30
Total current assets	20,720	23,949
Total assets	212,397	217,627
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	17,760	15,431
Retained earnings	34,435	33,882
Equity attributable to equity holders of AB InBev	71,550	68,669
Non-controlling interests	11,200	10,671
Total equity	82,750	79,340
Non-current liabilities
Interest-bearing loans and borrowings	82,117	87,369
Employee benefits	2,142	2,261
Deferred tax liabilities	12,066	12,204
Income tax payables	619	726
Derivatives	266	100
Trade and other payables	1,097	1,008
Provisions	447	436
Total non-current liabilities	98,755	104,104
Current liabilities
Bank overdrafts	130	53
Interest-bearing loans and borrowings	1,185	1,408
Income tax payables	1,079	1,334
Derivatives	5,587	5,786
Trade and other payables	22,748	25,434
Provisions	163	169
Total current liabilities	30,892	34,184
Total equity and liabilities	$ 212,397	$ 217,627